Capital Stock and Changes in Capital Accounts (Narrative incentive plan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock capital shares reserved for future issuance	13,444,759
Compensation cost on restricted stock	$ 9,938	$ 9,282	$ 7,442
Unrecognized cost for unvested restricted shares	$ 14,880	$ 16,873
Total compensation cost not yet recognized, Period for recognition	1 year 11 months 12 days